ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2023
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	June 30,	June 30,
	2022	2023	2023
Third Parties	RMB	RMB	US Dollars
Accounts receivable	¥27,206,752	¥27,606,257	$3,807,077
Allowance for credit losses	(4,628,772)	(152,842)	(21,078)
Total third-parties, net	¥22,577,980	¥27,453,415	$3,785,999

	June 30,	June 30,	June 30,
	2022	2023	2023
Third Parties- long-term	RMB	RMB	US Dollars
Accounts receivable	¥4,983,698	¥842,607	$116,201
Allowance for credit losses	(4,983,698)	(842,607)	(116,201)
Total third-parties, net	¥—	¥—	$—

Provision for credit losses of accounts receivable due from third parties was ¥3,730,606 and ¥153,329 for the years ended June 30, 2021 and 2022, respectively. Net recovery of provision for credit losses of accounts receivable due from third parties was ¥8,767,356 ($1,209,073) for the year ended June 30, 2023.

The decrease in allowance for credit losses of accounts receivable due from third parties was mainly resulted by the management’s efforts in collection receivables from our customers, and as the date of this report, approximately 54.7%, or ¥15.0 million ($2.1 million) of net outstanding balance as of June 30, 2023 has been collected as of the date of the report.

Movement of allowance for doubtful accounts is as follows:

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Beginning balance	¥9,315,427	¥9,612,470	$1,325,619
Charge to (reversal of) allowance	153,329	(8,767,356)	(1,209,073)
Foreign currency translation adjustments	143,714	150,335	20,733
Ending balance	¥9,612,470	¥995,449	$137,279